ASSETS HELD FOR SALE AND INVENTORIES, NET - Assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 173,742	$ 159,451
Investments held for sale	0	0
Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	8,632	20,835
Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	146,117	132,265
Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	6,349	3,091
Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	12,644	3,260
Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	10,085	11,702
Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,563	9,238
Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,522	2,464
Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	133,863	117,476
Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,887	6,191
Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	111,983	104,934
Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	6,349	3,091
Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	12,644	3,260
Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	29,794	30,273
Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	182	5,406
Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	29,612	24,867
Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	178,309	162,741
Gross carrying amount | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	8,729	21,438
Gross carrying amount | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	150,533	134,095
Gross carrying amount | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	6,374	3,148
Gross carrying amount | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	12,673	4,060
Gross carrying amount | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	10,192	11,773
Gross carrying amount | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,660	9,300
Gross carrying amount | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,532	2,473
Gross carrying amount | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	138,148	120,041
Gross carrying amount | Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,887	6,191
Gross carrying amount | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	116,214	106,642
Gross carrying amount | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	6,374	3,148
Gross carrying amount | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	12,673	4,060
Gross carrying amount | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	29,969	30,927
Gross carrying amount | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	182	5,947
Gross carrying amount | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	29,787	24,980
Accumulated impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(4,567)	(3,290)
Accumulated impairment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(97)	(603)
Accumulated impairment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(4,416)	(1,830)
Accumulated impairment | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(25)	(57)
Accumulated impairment | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(29)	(800)
Accumulated impairment | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(107)	(71)
Accumulated impairment | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(97)	(62)
Accumulated impairment | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(10)	(9)
Accumulated impairment | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(4,285)	(2,565)
Accumulated impairment | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(4,231)	(1,708)
Accumulated impairment | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(25)	(57)
Accumulated impairment | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(29)	(800)
Accumulated impairment | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(175)	(654)
Accumulated impairment | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		(541)
Accumulated impairment | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ (175)	$ (113)